SEGMENTED INFORMATION (Details 2) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Exploration and evaluation assets - Mexico	$ 10,916	$ 10,051
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$ 10,917	$ 10,052